Note Payable, Net (Tables)	3 Months Ended
Mar. 31, 2026
Note Payable, Net [Abstract]
Schedule of Note Payable

The note payable as of March 31, 2026 is as follows:

March 31, 2026
Principal amount	$1,255,320
Less: unamortized debt issuance costs	(29,823)
Less: unamortized debt discount	(83,470)
Note payable, net	$1,142,027